Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Statements [Abstract]
Disclosure of additional cash flow statement information

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Interest paid	163,830	174,827	204,074
Income taxes paid	3,950	7,368	4,859
Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
The changes in non-cash working capital items related to operating activities for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Accounts and other receivable, net	95,176	(2,155)	(62,287)
Other assets	(14,225)	7,869	6,362
Accounts payable and other	13,309	(8,268)	71,736
Due from (to) related parties	(6,971)	(10,317)	(2,470)
Changes in non-cash working capital, net	87,289	(12,871)	13,341

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of borrowings arising from financing activities as at December 31, 2021, 2020 and 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Opening balance of borrowings at beginning of year	2,759,717	2,760,887	2,622,743
Cash flows related to borrowings	(310,780)	(24,947)	61,336
Non-cash changes:
Deferred financing costs amortization	15,768	13,943	15,483
Reclass from related parties(1)	—	12,365	51,375
Other	(678)	(2,531)	9,950
Closing balance of borrowings at end of year	2,464,027	2,759,717	2,760,887
(1)Relates to the sale of 8.50% Senior Notes held by Brookfield to non-related parties during the years ended December 31, 2020 and 2019. See Note 2i for additional information.

The following table presents the change in the balance of obligations related to leases arising from financing activities as at December 31, 2021, 2020 and 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Opening balance of obligations relating to leases at beginning of year	139,239	21,544	—
Cash flows related to obligations relating to leases	59,481	117,696	21,547
Non-cash changes:
Other	388	(1)	(3)
Closing balance of obligations relating to leases at end of year(1)	199,108	139,239	21,544
(1)See Note 18 for additional information.

The following table presents the change in the balance of borrowings from related parties arising from financing activities as at December 31, 2021, 2020 and 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Opening balance of borrowings from related parties at beginning of year	622,014	461,435	620,075
Cash flows related to borrowings from related parties	117,000	205,000	(105,000)
Non-cash changes:
Changes in fair value	26,590	(37,060)	1,949
Funding working capital requirements	(16,119)	(385)	(3,571)
Other financing costs(1)	47,791	5,350	—
Reclass to borrowings(2)	—	(12,365)	(51,375)
Other	156	39	(643)
Closing balance of borrowings from related parties at end of year	797,432	622,014	461,435
(1)Includes deferred interest payments, accretion income, and PIK interest on borrowings from related parties.
(2)Relates to the sale of 8.50% Senior Notes held by Brookfield to non-related parties during the years ended December 31, 2021 and 2019. See Note 2i for additional information.

The following table presents the change in the balance of lease liabilities arising from financing activities as at December 31, 2021, 2020 and 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Opening balance of lease liabilities at beginning of year	35,828	67,985	20,201
Cash flows related to lease liabilities	(14,506)	(20,332)	(14,695)
Non-cash changes:
Additions	4,190	757	63,349
Dispositions	—	(15,074)	(1,854)
Other	(52)	2,492	984
Closing balance of lease liabilities at end of year(1)	25,460	35,828	67,985
(1)See Note 14 for additional information.